Segment Information (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure of operating segments [abstract]
Schedule of non-current assets allocated by geography [Table Text Block]
	April 30, 2022	April 30, 2021
	$	$
Canada	-	6,252,843
Mexico	119,094,608	12,356,762
	119,094,608	18,609,605